Financial Instruments - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	$ 4,954	$ 3,948
Repayments of debt	(600)	0
Proceeds from commercial paper	9,587	2,352
Repayments of commercial paper	(10,543)	(1,310)
Payments of lease principal	(58)	(65)
Foreign exchange movements	5	(12)
Additional Leases	80	56
Other, net	52	(15)
Balance at end of year	3,477	4,954
Notes And Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	3,713	3,786
Repayments of debt	(600)
Proceeds from commercial paper	0
Repayments of commercial paper	0
Payments of lease principal	0
Foreign exchange movements	29	(75)
Additional Leases	0
Other, net	5	2
Balance at end of year	3,147	3,713
Commercial paper / credit facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	1,048	0
Repayments of debt	0
Proceeds from commercial paper	9,587	2,352
Repayments of commercial paper	(10,543)	(1,310)
Payments of lease principal	0
Foreign exchange movements	0
Additional Leases	0
Other, net	38	6
Balance at end of year	130	1,048
Derivative Instruments Liabilities (Assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	(42)	(99)
Repayments of debt	0
Proceeds from commercial paper	0
Repayments of commercial paper	0
Payments of lease principal	0
Foreign exchange movements	(29)	75
Additional Leases	0
Other, net	6	(18)
Balance at end of year	(65)	(42)
Leases Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	235	261
Repayments of debt	0
Proceeds from commercial paper	0
Repayments of commercial paper	0
Payments of lease principal	(58)	(65)
Foreign exchange movements	5	(12)
Additional Leases	80	56
Other, net	3	(5)
Balance at end of year	$ 265	$ 235